Subsequent Events - Additional Information (Detail)													2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 20, 2018 USD ($) $ / shares	Aug. 13, 2018 USD ($) $ / shares	Jan. 31, 2018 USD ($)	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 26, 2018 USD ($) Payment	Dec. 08, 2017 $ / shares	Aug. 11, 2017 USD ($) $ / shares	Aug. 09, 2017 USD ($) $ / shares	Mar. 31, 2017 $ / shares	Oct. 19, 2016 USD ($)	May 04, 2016 $ / shares	Mar. 28, 2018 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jul. 06, 2018 shares	Sep. 27, 2016 shares
Subsequent Event [Line Items]
Fixed asset purchases														$ 145,253	$ 1,055,549	$ 1,400,180	$ 482,065
Proceeds from issuance of common stock, net of issuance costs	$ 2,200,000								$ 2,000,000		$ 9,000,000
Beginning stock price | $ / shares	$ 3.285			$ 13.50	$ 13.50
Exercise price of unregistered warrants | $ / shares		$ 4.53		$ 4.53	$ 4.53		$ 25.50	$ 45.00	$ 45.00	$ 75.00		$ 117.00
Class of warrant or rights, term		5 years			5 years
Proceeds from exercise of common stock warrants		$ 0						$ 0			$ 564			$ 0	$ 7,498,535	$ 7,498,535
Unregistered warrants to purchase common stock, period							5 years		5 years	5 years		5 years
Common stock, shares authorized | shares														150,000,000		150,000,000	150,000,000	150,000,000
Maximum [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase shares of common stock | shares				1,095,153	1,095,153
Common stock, shares authorized | shares																			150,000,000
Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares authorized | shares																			40,000,000
Follow-on Public Offering [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock, net of issuance costs					$ 13,300,000
Private offering, number of common stock and warrants issued | shares					1,095,153
Beginning stock price | $ / shares				$ 13.50	$ 13.50
Exercise price of unregistered warrants | $ / shares	$ 3.16	$ 4.53		$ 4.53	$ 4.53
Class of warrant or rights, term	5 years	5 years			5 years
Proceeds from exercise of common stock warrants			$ 0		$ 0
Follow-on Public Offering [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase shares of common stock | shares				1,095,153	1,095,153
Subsequent Event [Member]
Subsequent Event [Line Items]
Fixed asset purchases						$ 250,000
Number of lease payments | Payment						22
Lease payments per month						$ 11,081
Lease agreements initial terms						3 years
Equipment purchases													$ 78,000
Beginning stock price | $ / shares	$ 3.285
Exercise price of unregistered warrants | $ / shares		$ 4.53		$ 4.53	$ 4.53
Unregistered warrants to purchase common stock, period		5 years
Subsequent Event [Member] | Follow-on Public Offering [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock, net of issuance costs				$ 13,300,000	$ 13,300,000
Private offering, number of common stock and warrants issued | shares				1,095,153	1,095,153
Beginning stock price | $ / shares				$ 13.50	$ 13.50
Exercise price of unregistered warrants | $ / shares				$ 15.00	$ 15.00
Class of warrant or rights, term					5 years
Proceeds from exercise of common stock warrants			$ 0		$ 0
Unregistered warrants to purchase common stock, period				5 years
Subsequent Event [Member] | Follow-on Public Offering [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase shares of common stock | shares				1,095,153	1,095,153